LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Company's commitments resulting from leases
Lease expense	$ 177.3
Contractual lease commitments	$ 35.2	$ 15.6
Lease liabilities | Liquidity risk
Company's commitments resulting from leases
Weighted-average nominal interest rate for lease liabilities	4.90%	5.60%